Trade and other receivables and other assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Non-current
Other assets-Rental deposits	€ 1,948	€ 1,948
Other assets - Others	150
Trade and other receivables and other assets non-current	2,098	1,948
Current
Trade receivables	11,089	12,709
Contract assets	3,557	3,884
Receivables due from shareholders	2,766	2,766
Other assets	6,124	5,846
Trade and other receivables and other assets current	23,536	25,205
Total non-current and current trade and other receivables and other assets	25,634	27,153
Trade receivables and contract assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 18,155	€ 18,928
Expected credit loss rate	19.30%	12.30%
Expected credit loss	€ 3,509	€ 2,335
Trade receivables and contract assets | Not past due
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 9,725	€ 11,102
Expected credit loss rate	0.30%	0.30%
Trade receivables and contract assets | Past due 1-30 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 1,084	€ 1,113
Expected credit loss rate	1.30%	1.00%
Trade receivables and contract assets | Past due 31-90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 2,031	€ 1,708
Expected credit loss rate	1.60%	1.20%
Trade receivables and contract assets | Past due more than 90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 5,315	€ 5,005
Expected credit loss rate	64.70%	45.40%
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
VAT receivables	€ 1,744	€ 1,311
Prepaid expenses	2,834	3,481
Receivables from grants	743	€ 409
Other assets | Rostock headquarters building
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	1,500
Bank guarantee	3,000
Other assets | Berlin Offices
Non-current
Other assets-Rental deposits	257
Other assets | Certain plant and machineries
Non-current
Other assets-Rental deposits	191
Other assets | LPC GmbH
Credit loss rates in relation to the outstanding trade receivables and contract assets
Consideration receivable for the sale of LPC	213
Consideration receivable for the sale of LPC due after one year	€ 150